Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund
Allianz AGIC U.S. Managed Volatility Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC U.S. Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.60%	[1]	none	0.02%	0.62%
Class P	0.70%	[1]	none	0.02%	0.72%
Administrative	0.60%	[1]	0.25%	0.02%	0.87%
Class D	0.70%	[1]	0.25%	0.02%	0.97%
[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC U.S. Managed Volatility Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	63	199	346	774
Class P	74	230	401	894
Administrative	89	278	482	1,073
Class D	99	309	536	1,190

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was
138%. High levels of portfolio turnover may indicate higher
transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines "U.S. companies" as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of
June 30, 2011). Effective December 1, 2011, the Fund changed its name from "Allianz AGIC Systematic Growth Fund" to "Allianz AGIC U.S. Managed
Volatility Fund" in connection with a change in the Fund's investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
AGIC's managed volatility strategy will allow the portfolio
management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With the additional input from the team's stock selection model, the team then builds a portfolio of U.S. stocks. The final portfolio's holdings reflect a careful consideration of both the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio overall.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P,
Administrative Class and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by
Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/11-9/30/11 -7.38% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 10/01/2004-12/31/2004 13.13% Lowest 10/01/2008-12/31/2008 -25.02%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC U.S. Managed Volatility Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes		12.39%	3.14%	6.07%	Jul. 19, 2002
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions		12.03%	2.75%	5.50%	Jul. 19, 2000
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares		8.05%	2.50%	5.03%	Jul. 19, 2002
Class P	Class P - Before Taxes		12.24%	3.04%	5.97%	Jul. 19, 2002
Administrative	Administrative Class - Before Taxes		12.09%	2.88%	5.81%	Jul. 19, 2002
Class D	Class D - Before Taxes		12.05%	2.72%	5.64%	Jul. 19, 2002
Russell 1000 Index	Russell 1000 Index	[1]	16.10%	2.59%	7.34%	Jul. 19, 2002
Russell 1000 Growth Index	Russell 1000 Growth Index		16.71%	3.76%	7.38%	Jul. 19, 2002
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average		14.80%	2.48%	5.84%	Jul. 19, 2002
[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund's primary benchmark as of December 1, 2011 to reflect certain changes to the Fund's investment strategy.